SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 59	$ 194	$ 74
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(385)	286	436
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(235)	(4)	(2)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 679	$ (88)	$ (360)